Eaton Vance

North Carolina Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.5%

Security	Principal Amount (000’s omitted)	Value
Education — 8.9%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$395,178
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,386,600
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,276,960
University of North Carolina at Chapel Hill, 1.594%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	750,847
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	870,624
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,360,812
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,132,760
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	759,891
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,724,850
Western Carolina University, 5.00%, 10/1/36	1,000	1,230,970

		$11,889,492

Electric Utilities — 0.7%
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	$885	$954,180

		$954,180

Escrowed/Prerefunded — 4.1%
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	$1,000	$1,054,880
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,017,210
Raleigh, Combined Enterprise System Revenue, Prerefunded to 3/1/23, 5.00%, 3/1/25	1,000	1,123,950
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,111,657
Watauga Public Facilities Corp., Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,094,920

		$5,402,617

General Obligations — 10.5%
Durham County, 4.00%, 6/1/33	$1,785	$2,101,731
Forsyth County, 4.00%, 3/1/28	735	859,685
Forsyth County, 5.00%, 3/1/31	1,000	1,294,100
Gaston County, 4.00%, 8/1/34	1,500	1,733,625
Greensboro, Series 2014, 5.00%, 2/1/27	650	750,503
Guilford County, 5.00%, 2/1/21	2,000	2,090,420
Pender County, 5.00%, 3/1/27	1,015	1,235,935
Randolph County, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	1,149,320
Randolph County, Limited Obligation Bonds, 4.00%, 10/1/39	500	573,610
Winston-Salem, 4.00%, 6/1/29	1,925	2,225,127

		$14,014,056

Hospital — 15.2%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$294,010
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,159,140

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,158,320
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,350,463
North Carolina Medical Care Commission, (Moses Cone Health System), (SPA: Bank of Montreal), 1.12%, 10/1/35(2)	500	500,000
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,160,605
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,000	2,219,540
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,025,240
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	927,017
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,176,500
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,770,102
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,333,540
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,179,640

		$20,254,117

Industrial Development Revenue — 1.0%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$763,252
Columbus County Industrial Facilities & Pollution Control Financing Authority, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	500	507,070

		$1,270,322

Insured-Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,086

		$35,086

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,867,177
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	643,824

		$2,511,001

Insured-General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$289,455

		$289,455

Insured-Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$607,937

		$607,937

Insured-Transportation — 4.0%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,221,230
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,165,185

		$5,386,415

Lease Revenue/Certificates of Participation — 18.7%
Buncombe County, 5.00%, 6/1/29	$750	$868,335
Buncombe County, 5.00%, 6/1/31	1,000	1,151,650
Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	310,927
Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	2,000,064
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,211,710
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,207,650
Charlotte, 4.00%, 6/1/39	1,000	1,136,450
Charlotte, (Convention Facility), 4.00%, 6/1/39	875	994,394
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,421,889

Security	Principal Amount (000’s omitted)	Value
Durham Capital Financing Corp., 5.00%, 6/1/32	$1,700	$1,848,393
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,109,330
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,056,700
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,844,710
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/33	1,000	1,164,080
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/34	1,000	1,160,400
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,240,020
Orange County Public Facilities Co., 4.00%, 10/1/31	400	460,796
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	621,640
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	55	67,788
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	306,645
Wake County, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,279,770
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	620,610
Winston-Salem, 5.00%, 6/1/27	750	871,537

		$24,955,488

Other Revenue — 1.8%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,145,410
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,220,089

		$2,365,499

Senior Living/Life Care — 3.9%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,370,720
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,128,280
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	680,942
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,071,530

		$5,251,472

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,040,770

		$1,040,770

Transportation — 15.9%
Charlotte Airport, 5.50%, 7/1/34	$535	$548,172
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,574,925
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,023,080
Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/36	630	716,417
Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/37	1,000	1,132,060
Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	651,843
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,005,560
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,288,520
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	3,006,050
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/43(4)	500	603,800
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,032,640
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/25	1,000	1,182,610
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,392,600

		$21,158,277

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 10.4%
Brunswick County, (Water and Wastewater Systems), 4.00%, 4/1/39	$2,005	$2,275,214
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	750	880,860
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	357,064
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	629,813
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,677,459
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	850,601
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/20	1,000	1,022,570
Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,787,747
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,238,744
High Point, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,181,190
Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,079,505
Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	927,463

		$13,908,230

Total Tax-Exempt Municipal Securities — 98.5% (identified cost $123,618,841)		$131,294,414

Corporate Bonds & Notes — 0.5%
Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Harnett Health System, Inc., 6.50%, to 4/1/20 (Put Date), 4/1/32	$565	$570,524

Total Corporate Bonds & Notes — 0.5% (identified cost $565,000)		$570,524

Total Investments — 99.0% (identified cost $124,183,841)		$131,864,938

Other Assets, Less Liabilities — 1.0%		$1,396,246

Net Assets — 100.0%		$133,261,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 6.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

(3)	Amount is less than 0.05%.

(4)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$131,294,414	$—	$131,294,414
Corporate Bonds & Notes	—	570,524	—	570,524
Total Investments	$—	$131,864,938	$—	$131,864,938

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.